DEPOSITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF DEPOSITS

	March 31,	December 31,
	2026	2025

Non Interest bearing transaction	$103,324	$92,241
Interest bearing transaction	51,615	48,141
Savings	102,368	97,168
Certificates of deposit	12,212	9,148

	$269,519	$246,698

	2025	2024

Non Interest bearing transaction	$92,241	$60,392
Interest bearing transaction	48,141	27,285
Savings	97,168	81,592
Certificates of deposit	9,148	3,740

	$246,698	$173,009